24. FINANCIAL INCOME (EXPENSES) (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of disaggregation of revenue from contracts with customers [line items]
Financial income		R$ 295,074	R$ 643,590	R$ 487,720
Financial expenses		(2,758,701)	(3,166,017)	(3,852,882)
Financial income (expense), net		(2,463,627)	(2,522,427)	(3,365,162)
Statement of gains and (losses) on derivative transactions		28,274	(806,760)	842,242
Dollar-to-CDI swap
Disclosure of disaggregation of revenue from contracts with customers [line items]
Statement of gains and (losses) on derivative transactions				(18)
Dollar-to-real swap (NDF)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Statement of gains and (losses) on derivative transactions				785,702
Future Dollar
Disclosure of disaggregation of revenue from contracts with customers [line items]
Statement of gains and (losses) on derivative transactions			(805,760)	25,381
Dollar-to-euro swap (NDF)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Statement of gains and (losses) on derivative transactions				39,668
Dollar-to-euro swap
Disclosure of disaggregation of revenue from contracts with customers [line items]
Statement of gains and (losses) on derivative transactions		(229)	(6,467)	(4,405)
Swap Pre x CDI
Disclosure of disaggregation of revenue from contracts with customers [line items]
Statement of gains and (losses) on derivative transactions			(299)	(4,956)
Swap CDI x Pre
Disclosure of disaggregation of revenue from contracts with customers [line items]
Statement of gains and (losses) on derivative transactions			(63)	870
Future DI
Disclosure of disaggregation of revenue from contracts with customers [line items]
Statement of gains and (losses) on derivative transactions		28,503	5,829
Borrowings and financing - foreign currency
Disclosure of disaggregation of revenue from contracts with customers [line items]
Financial expenses		(827,841)	(930,508)	(938,047)
Borrowings and financing - local currency
Disclosure of disaggregation of revenue from contracts with customers [line items]
Financial expenses		(1,610,714)	(2,229,849)	(2,116,149)
Related parties
Disclosure of disaggregation of revenue from contracts with customers [line items]
Financial expenses			(3,185)	(1,333)
Capitalized interest
Disclosure of disaggregation of revenue from contracts with customers [line items]
Financial expenses		91,957	215,794	166,366
Losses on derivatives
Disclosure of disaggregation of revenue from contracts with customers [line items]
Financial expenses			(362)	(4,956)
Interest, fines and late payment charges
Disclosure of disaggregation of revenue from contracts with customers [line items]
Financial expenses		(72,343)	(38,002)	(20,511)
Commission and bank fees
Disclosure of disaggregation of revenue from contracts with customers [line items]
Financial expenses		(159,088)	(155,249)	(81,594)
PIS/COFINS over financial income
Disclosure of disaggregation of revenue from contracts with customers [line items]
Financial expenses		(21,926)	(39,154)	(23,699)
Other financial expenses
Disclosure of disaggregation of revenue from contracts with customers [line items]
Financial expenses	[1]	(142,296)	(102,450)	(105,050)
Inflation adjustment and exchange differences, net
Disclosure of disaggregation of revenue from contracts with customers [line items]
Financial expenses		(16,450)	(116,948)	(727,909)
Inflation adjustments, net
Disclosure of disaggregation of revenue from contracts with customers [line items]
Financial expenses		(10,556)	7,865	44,422
Exchange differences, net
Disclosure of disaggregation of revenue from contracts with customers [line items]
Financial expenses		(5,665)	921,310	(1,618,659)
Exchange gain (losses) on derivatives
Disclosure of disaggregation of revenue from contracts with customers [line items]
Financial expenses		(229)	(812,227)	846,328
Related parties
Disclosure of disaggregation of revenue from contracts with customers [line items]
Financial income		61,549	60,964	65,084
Income from short-term investments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Financial income		162,292	301,401	212,826
Gain from derivative
Disclosure of disaggregation of revenue from contracts with customers [line items]
Financial income		28,503	5,829	870
Gain on repurchase of debt securities
Disclosure of disaggregation of revenue from contracts with customers [line items]
Financial income			146,214	166,642
Other income
Disclosure of disaggregation of revenue from contracts with customers [line items]
Financial income	[2]	R$ 42,730	R$ 129,182	R$ 42,298

[1]	Refers substantially IOF (tax on financial transactions) and provision for IRRF (Corporate Income Tax) / CSLL (Social Contribution on Profit).
[2]	Refers substantially an updating of tax credits.